Equity and Capital Management (Details) - Schedule of Consolidated Balance Sheets - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Jun. 30, 2022
Pre-Reverse Split and Pre-Stock Split [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Number of shares authorized (in Shares)		100,000,000	50,000,000
Number of shares issued and fully paid (in Shares)		8,389,750	41,948,748
Shares capital value		$ 39,139	$ 39,139
Additional paid -in capital value		377,538	377,538
Total share capital value		$ 416,677	$ 416,677
Adjustments [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Number of shares authorized (in Shares)
Number of shares issued and fully paid (in Shares)	4,194,875	4,194,875	(29,364,123)
Shares capital value
Additional paid -in capital value
Total share capital value
Post-Reverse Split and Post-Stock Split [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Number of shares authorized (in Shares)		100,000,000	50,000,000
Number of shares issued and fully paid (in Shares)		12,584,625	12,584,625
Shares capital value		$ 39,139	$ 39,139
Additional paid -in capital value		377,538	377,538
Total share capital value		$ 416,677	$ 416,677